Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
13. Income Taxes
As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

i)	Consolidated income tax matters
The composition of income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
In Mexico:
Current year income tax	Ps.	16,568,274	Ps.	28,572,414	Ps.	26,295,431
Deferred income tax		2,582,287		(2,688,727)		208,658
Foreign:
Current year income tax		13,524,729		19,898,728		20,843,720
Deferred income tax		(7,733,779)		694,664		3,685,724

	Ps.	24,941,511	Ps.	46,477,079	Ps.	51,033,533

Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2017		2018		2019
Remeasurement of defined benefit plans	Ps.	3,032,403	Ps.	408,735	Ps.	9,217,320
Effect of financial instruments acquired for hedging purposes		(5,337)
Equity investments at fair value		(266,753)		1,613,667		(378,606)
Other		—		(8,922)		—

Deferred tax benefit (expense) recognized in OCI	Ps.	2,760,313	Ps.	2,013,480	Ps.	8,838,714

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2017	2018	2019
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	17.8%	7.3%	3.5%
Derivatives	1.0%	0.4%	(0.1%)
Employee benefits	2.2%	1.3%	1.8%
Other	2.6%	6.3%	1.8%

Effective tax rate on Mexican operations	53.6%	45.3%	37.0%
Use of unrecognized tax credits in Brazil	(0.4%)	—	—
Dividends received from associates Equity	(1.2%)	(0.8%)	(0.4%)
Foreign subsidiaries and other non-deductible items, net	(8.3%)	1.5%	5.5%

Effective tax rate	43.7%	46.0%	42.1%

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position		Consolidated statements of comprehensive income
	2018	2019	2017	2018	2019
Provisions	Ps. 20,781,421	Ps. 17,964,305	Ps. 1,579,604	Ps. 1,841,705	Ps. (257,070)
Deferred revenues	6,866,120	5,820,260	(965,010)	3,632,051	(1,077,259)
Tax losses carry forward	27,881,491	26,630,407	(323,506)	(5,833,660)	(9,873)
Property, plant and equipment (1)	(11,756,590)	(11,962,544)	1,974,753	453,493	(461,594)
Inventories	2,106,976	1,787,065	519,046	81,270	(291,531)
Licenses and rights of use (1)	(3,896,788)	(3,399,931)	348,201	961,402	432,403
Employee benefits	33,673,874	41,743,744	1,225,310	1,128,209	(1,019,042)
Other	10,956,823	9,491,550	793,094	(270,407)	(1,210,417)

Net deferred tax assets	Ps. 86,613,327	Ps. 88,074,856

Deferred tax expense in net profit for the year			Ps. 5,151,492	Ps. 1,994,063	Ps. (3,894,383)

(1)	As of December 31, 2018 and 2019 the balance included the effects of hyperinflation.

Reconciliation of deferred tax assets and liabilities, net:

	2017		2018		2019
Opening balance as of January 1,	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327
Deferred tax benefit		5,151,492		1,994,063		(3,894,384)
Translation effect		(1,687,276)		(8,854,010)		2,047,916
Deferred tax benefit recognized in OCI		2,760,313		2,013,480		8,838,714
Deferred taxes acquired in business combinations		(240,362)		(25,827)		(276,568)
Hyperinflationary effect in Argentina		—		(4,907,151)		(5,254,149)
Effect of adoption of IFRS 9		—		544,628		—
Effect of adoption of IFRS 15		—		(8,725,841)		—

Closing balance as of December 31,	Ps.	104,573,985	Ps.	86,613,327	Ps.	88,074,856

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	116,571,349	Ps.	111,186,768	Ps.	106,167,897
Deferred income tax liabilities		(11,997,364)		(24,573,441)		(18,093,041)

	Ps.	104,573,985	Ps.	86,613,327	Ps.	88,074,856

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.
The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico.
At December 31, 2018 and 2019, the balance of the contributed capital account (“CUCA”) is Ps. 536,278,717 and Ps. 551,221,490, respectively. On January 1, 2014, the
Cuenta de Utilidad Fiscal Neta
(“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps. 276,185,284 and Ps. 320,880,512 as of December 31, 2018 and 2019, respectively.

ii)	Significant foreign income tax matters

a)	Results of operations
The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.
The effective income tax rate for the Company’s foreign jurisdictions was 15% in 2017, 31% in 2018 and 40% in 2019. The statutory tax rates in these jurisdictions vary, although many approximate 21% to 40%. The primary difference between the statutory rates and the effective rates in 2017, 2018 and 2019 was attributable to dividends received from KPN and other non-deductible
items and
non-taxable
income.

iii)	Tax losses
a) At December 31, 2019, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2019	Tax loss carryforward benefit
Brazil	Ps. 52,118,464	Ps.17,720,278
Austria	14,470,465	3,617,616
Mexico	13,980,757	4,194,227
Colombia	2,354,479	776,978
Peru	392,999	115,935
Chile	754,221	203,640
Puerto Rico	4,598	1,733

Total	Ps. 84,075,983	Ps.26,630,407

b)
The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:
bi)
The Company has accumulated Ps. 52,118,464 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2019. In Brazil, there is no expiration of the NOL’s. However, the NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year. Consequently, in the year in which taxable income is generated, the effective tax rate is 25% rather than the 34% corporate tax rate.
The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.
bii)
The Company has accumulated Ps. 14,470,465 in NOL’s in Austria as of December 31, 2019. In Austria, the NOL´s have no expiration, but its annual usage is limited to 75% of the taxable income of the year. The realization of deferred tax assets is dependent upon the expected generation of future taxable income during the periods in which these temporary differences become deductible.
biii)
The Company has accumulated Ps.13,980,757 of tax losses in Mexico. The company estimates that there is positive evidence that allows it to use these losses, these should be reduced to the extent that it is considered likely that there will be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.

iv)	Optional regime
The Mexican Tax Law establishes an
optional
regime for group companies called: Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allows to differ, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the income tax that results from considering the determination of the individual income tax to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.
On December 19, 2019, the integrating company submitted to the Mexican tax authorities, the notice to end to belong under the Optional Regime for Groups of Companies, which implies, pay in January 2020, the deferred income tax for the years 2016-2018. Therefore, from the year 2020, the group will be taxable under the General Regime for Legal Persons.